Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Interest income:
Loans	$ 264,881	$ 215,686
Other	20,538	13,648
Interest income	285,419	229,334
Interest expense:
Deposits and other	177,094	123,491
Subordinated notes	5,670	5,792
Interest expense	182,764	129,283
Net interest income	102,655	100,051
Non-interest income	8,978	8,584
Total revenue	111,633	108,635
Provision for (recovery of) credit losses (note 6(b))	(268)	609
Revenue less provision for credit loss	111,901	108,026
Non-interest expenses:
Salaries and benefits	32,784	31,428
General and administrative	19,169	15,051
Premises and equipment	5,155	3,902
Noninterest expense	57,108	50,381
Income before income taxes	54,793	57,645
Income tax provision (note 16)	15,045	15,483
Net income	39,748	42,162
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	(261)	32
Comprehensive income	$ 39,487	$ 42,194
Basic and diluted income per common share (note 17) (in CAD per share)	$ 1.49	$ 1.57